Class K [Member] Investment Objectives and Goals - Class K [Member] - BlackRock Strategic Global Bond Fund, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Strategic Global Bond Fund, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The BlackRock Strategic Global Bond Fund, Inc. (the “Fund”) seeks high current income by investing in a global portfolio of fixed income securities denominated in various currencies, including multi-national currency units.